Apex Mid Cap Growth Fund

C/o Bhirud Funds Inc.

3 Thorndal Circle

Darien, CT 06820

TEL (203)662-6659

December 6, 2006

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:  Rule 497(j)

     Bhirud Funds Inc - Apex Mid Cap growth Fund

     (File Nos. 33-48013 and 811-06680)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  please accept this letter as  certification that the Prospectus and Statement of Additional Information for The Apex Mid Cap Growth Fund, Inc. (the "Fund"), does not differ from that contained in Post-Effective Amendment No. 16 (the "Amendment")  to the Corporation's Registration Statement on Form N1-A. This Amendment was filed electronically on November 29, 2006.

If you have any questions, please do not hesitate to call me at (203) 662-6659.

Very truly yours,

/s/ Suresh L. Bhirud

Suresh L. Bhirud

Chairman